Share-based compensation expenses	12 Months Ended
Dec. 31, 2022
Share-based compensation expenses
Share-based compensation expenses

18. Share-based compensation expenses

The following table sets forth the share-based compensation expenses included in each of the relevant accounts:

	For the Year
	Ended
	December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Cost of operation	(186)	218	94	14
Sales and marketing expenses	295	(543)	872	126
Research and development expenses	(1,999)	2,250	1,793	260
General and administrative expenses	(2,439)	15,432	3,819	554
Total	(4,329)	17,357	6,578	954

(a)	2012 Share plan of RONG360 and Global Share plan

Prior to the Reorganization, all of the options and restricted ordinary shares were granted by RONG360 under its 2012 Share Plan with its own underlying shares. The 2012 Share Plan of RONG360 provides for the grant of share options and other equity-based awards to eligible employees of RONG360 and its subsidiaries and VIE. Starting from 2013, RONG360 granted multiple tranches of share options with tiered vesting commencement dates to employees. Options granted under the 2012 Share Plan were subject to a service condition of four or seven years and a performance condition of occurrence of an IPO. The service condition requires one-fourth of the awards to vest on the first anniversary date of the specified vesting commencement date, and the remaining of the awards to vest in equal installments on a quarterly basis in the remaining vesting period. The grantees are entitled the rights to receive underlying shares that options are exercised only if the performance target of an IPO is achieved, provided the service condition is also met. Options granted typically expire in ten years from the respective vesting commencement date.

The Company adopted a Global Share Plan, of which the terms are substantially identical to the 2012 Share Plan of RONG360, effective upon the completion of the Company’s IPO. Pursuant to the Global Share Plan, the Company assumed all outstanding share options corresponding to the underlying shares of the Company issued under the 2012 Share Plan of RONG360. Each one of the outstanding share options under the 2012 Share Plan with underlying shares of RONG360 were converted to one share option of the Company (i.e. the Platform Business) and one share option of RONG360’s other subsidiaries (i.e. the Non-platform business) in a way that employees kept an equitable position immediately before and after the conversion. There was no significant incremental share-based compensation expense recorded as a result of the conversion.

In addition to the options converted from the Global Share Plan as aforementioned, the Group granted new options to eligible employees or nonemployees under this plan. Options granted were subject to a service condition, which requires the awards to vest in installments during the vesting periods ranged from one to seven years. Options granted typically expire in ten years from the respective vesting commencement date as stated in the grant letters.

In June 2022, the Company’s board of directors approved the Amendment No. 1 to the Global Share Plan. The Company’s amended Section 6(e) of the Company’s Global Share Plan by changing the term of options from ten years to twelve years. Other provisions of the Global Share Plan remained the same.

The activities of share options granted under Jianpu’s Global Share Plan in relation to the share-based compensation expenses of the Group for the years ended December 31, 2020, 2021 and 2022 are summarized as below:

		Weighted	Aggregate	Weighted average
		average	intrinsic	remaining
	Number of	exercise prices	Value	contractual
	shares	US$/Share	US$	years
Outstanding as of January 1, 2020	8,280,229	0.25	2,829	6.54
Forfeited during the year	(111,244)	0.50	—	—
Exercised during the year	(663,508)	0.33	—	—
Outstanding as of December 31, 2020	7,505,477	0.28	176	5.53
Forfeited during the year	(45,227)	0.29	—	—
Exercised during the year	—	—	—	—
Outstanding as of December 31, 2021	7,460,250	0.24	26	4.52
Forfeited during the year	(420)	0.56	—	—
Exercised during the year	(99,500)	0.05	—	—
Outstanding as of December 31, 2022	7,360,330	0.24	54	3.55

The fair value of the options granted under Jianpu’s Global Share Plan in relation to the share-based compensation expenses for the years ended December 31, 2018 and 2019 are as follows, there was no option granted in 2020, 2021 and 2022:

	For the Year
	Ended
	December 31,
	2018	2019
	US$	US$
Weighted average grant date fair value of option per share	2.46	0.86
Aggregate grant date fair value of options granted	4,776	17

The estimated fair value of each option granted under Jianpu’s Global Share Plan is estimated on the date of grant using the binomial option-pricing model with the following assumptions:

	For the Year
	Ended
	December 31,
	2018	2019
Risk-free interest rate per annum	2.40% ~ 3.05%	1.78% ~ 2.60%
Expected term (in years)	10	10
Expected volatility	53% ~ 54%	51% ~ 58%
Expected dividends yield	—	—

The Group estimated the risk-free interest rate based on the yield to maturity of U.S. treasury bonds denominated in US$ at the option valuation date. Expected term is the contract life of the option. The expected volatility at the grant date and each option valuation date was estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable peer companies with a time horizon close to the expected expiry of the term of the options. The Group has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future.

As of December 31, 2022, 7,360,330 share options of the Company were held by the Group’s employees and non-employees under Global Share Plan with the weighted average exercise price of US$0.24 per option and weighted average remaining contractual years of 3.55 years, out of which 7,359,910 options were exercisable with the weighted average exercise price of US$0.24 per option and weighted average remaining contractual years of 3.55 years. 420 share options were expected to be vested with the weighted average exercise price of US$0.01 per option and weighted average remaining contractual years of 6.00 years. The aggregate intrinsic value of the outstanding options, exercisable options and share options expected to be vested as of December 31, 2022 are US$54, US$54 and US$0.03 respectively. There were no unrecognized share-based compensation expenses.

As of December 31, 2022, 1,251,302 share options of the Company were held by the employees of the Group’s related parties for Non-platform business under the Global Share Plan with the weighted average exercise price of US$0.44 per option and weighted average remaining contractual years of 4.64 years, out of which 1,116,979 options were exercisable with the weighted average exercise price of US$0.43 per option and weighted average remaining contractual years of 4.50 years. 126,544 share options were expected to be vested with the weighted average exercise price of US$0.56 per option and weighted average remaining contractual years of 5.75 years. The aggregate intrinsic value of the outstanding options, exercisable options and share options expected to be vested as of December 31, 2022 are US$6, US$6 and nil respectively. The share options granted to employees of the Group’s related parties for Non-platform business were accounted for as deemed dividend from the Company to its shareholders, as these employees do not provide services to the Company. The share awards were measured based on the fair value as of the grant date. The amount recognized as deemed dividend were nil, nil and nil for the years ended December 31, 2020, 2021 and 2022, respectively.

As of December 31, 2022, 17,409,383 share options with underlying shares of Non-platform business were held by the Group’s employees. The vesting of such awards is conditional upon the fulfillment of requisite service conditions to the Company and listing of Non-platform business. The cost relating to such share-based awards succeeded from 2012 Share Plan of RONG360 were recognized by the Company as a shareholder contribution as the award will ultimately be settled by RONG360. The award is accounted for as a financial derivative and initially measured at its fair value in accordance with ASC 815-10-55-46 through 55-48, and the related expense will be recognized over the requisite service period in the consolidated income statements with a corresponding credit to additional paid-in capital. Subsequent changes in the fair value of the award are recorded in the consolidated income statement through the date on which the underlying award are settled. The share-based compensation expenses recognized for the year ended December 31, 2022 in relation to share options with underlying share of Non-platform business granted to the Group employees were RMB706 due to increase in the fair value of underlying share of Non-platform business.

(b)          2017 Share incentive plan

In October 2017, the board of directors approved and adopted the 2017 Share Incentive Plan (the “2017 Plan”). The 2017 Plan permits the awards of options, restricted shares or any other type of share-based awards. The maximum number of shares available for issuance shall be 2% of the total number of shares issued and outstanding as of the closing of the Company’s IPO, plus an annual increase from the fiscal year beginning January 1, 2018 in according with the approved increasing scheme.

The Group granted multiple tranches of share options with tiered vesting commencement dates to eligible employees and non-employees under the 2017 Share Incentive Plan. Options granted to employees were subject to a service condition and a performance condition. The service condition requires one-fourth of the awards to vest on the first anniversary date of the specified vesting commencement date, and the remaining of the awards to vest in equal installments on a quarterly basis in the remaining vesting period, or one-fourth to vest immediately on vesting commencement date and the remaining to vest in equal installments on a quarterly basis in the remaining vesting period. An evaluation is made each quarter as to the likelihood of performance condition being met.

In the fourth quarter of 2019, the Group evaluated each of the underlying performance conditions related to the outstanding options with performance conditions, and determined that it was not probable that the performance condition relating to year 2020 would be met for the 6,214,370 share options granted in 2017. Consequently, the Group reversed all previously recognized share-based compensation expenses related to these awards of RMB96,831, and the performance condition for these share options was modified to link to performance of year 2019, which was assessed as probable to achieve. In accordance with ASC 718, such modification is a Type III modification because the original condition is not expected to be satisfied as of the modification date. The fair value of the 6,214,370 shares options of the modified performance conditions was re-measured and the aggregate grant date fair value is RMB25,838. The Group recognized the incremental value as share-based compensation expenses for vested awards amounting to RMB17,225 in the fourth quarter of 2019. According to the actual performance of year 2020, management assessed that the performance target for these options with performance conditions were not probable to be achieved, and consequently the Group reversed all previously recognized share-based compensation expenses related to these awards in the fourth quarter of 2020. While in July 2021, the performance condition for these share options was modified, and was assessed probable to be achieved, the Group recognized the incremental value as share-based compensation expenses for vested awards amounting to RMB3,934 in the second half of 2021.

Option granted to non-employees were subject to a service condition with a vesting period ranged from one to four years. One-third, one-fourth or nil of the options vested immediately on vesting commencement date and the remaining of the awards to vest in equal installments on a quarterly or yearly basis in the remaining vesting period. Options granted typically expire in ten years from the respective vesting commencement date as stated in the grant letters.

The activities of share options granted under Jianpu’s 2017 Share Incentive Plan in relation to the share-based compensation expenses of the Group for the years ended December 31, 2021 and 2022 are summarized as below:

		Weighted	Aggregate	Weighted average
		average	intrinsic	remaining
	Number of	exercise prices	Value	contractual
	shares	US$/Share	US$	years
Outstanding as of January 1, 2020	17,389,885	0.01	10,190	8.92
Granted during the year	3,863,034	0.01	—	—
Forfeited during the year	(2,044,547)	0.01	—	—
Exercised during the year	(275,315)	0.01	—	—
Outstanding as of December 31, 2020	18,933,057	0.01	2,688	8.25
Granted during the year	8,210,850	0.01	—	—
Forfeited during the year	(1,655,252)	0.01	—	—
Exercised during the year	(50,000)	0.01	—	—
Outstanding as of December 31, 2021	25,438,655	0.01	1,056	8.05
Granted during the year	8,320,522	0.01	—	—
Forfeited during the year	(714,450)	0.01	—	—
Exercised during the year	(603,464)	0.01	—	—
Outstanding as of December 31, 2022	32,441,263	0.01	2,255	7.65

The estimated fair value of each option grant is based on the market price of the underlying ordinary share of the Company on the same date.

As of December 31, 2022, 32,441,263 share options of the Company were granted under 2017 Share Incentive Plan with the weighted average exercise price of US$0.01 per option and weighted average remaining contractual years of 7.65 years, out of which 16,561,902 options were exercisable with the weighted average exercise price of US$0.01 per option and weighted average remaining contractual years of 6.34 years. 15,492,127 share options were expected to be vested with the weighted average exercise price of US $0.01 per option and weighted average remaining contractual years of 9.00 years. The aggregate intrinsic value of the outstanding options, exercisable options and share options expected to be vested as of December 31, 2022 are US$2,255 , US$1,151 and US$1,077 respectively. For the years ended December 31, 2020, 2021 and 2022, share-based compensation expenses recognized associated with the share options granted by the Company were RMB4,312, RMB14,959 and RMB5,628. There were RMB4,133 of unrecognized share-based compensation expenses, which are expected to be recognized over a weighted-average period of 2.92 years.

As of December 31, 2022, 886,844 share options of the Company were held by the employees of the Group’s related parties for Non-platform business under the 2017 Share Incentive Plan with the weighted average exercise price of US$0.01 per option and weighted average remaining contractual years of 6.99 years, out of which 591,556 options were exercisable with the weighted average exercise price of US$0.01 per option and weighted average remaining contractual years of 6.18 years. 280,874 share options were expected to be vested with the weighted average exercise price of US $0.01 per option and weighted average remaining contractual years of 8.57 years. The aggregate intrinsic value of the outstanding options, exercisable options and share options expected to be vested as of December 31, 2022 are US$62, US$41 and US$20 respectively. The share options granted to employees of Non-platform business were accounted for as deemed dividend from the Company to its shareholders, as these employees do not provide services to the Company. The share awards were measured based on the fair value as of the grant date. The amount recognized as deemed dividend were RMB171, RMB42 and RMB17 for the years ended December 31, 2020, 2021 and 2022.